UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2003

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry78
Form 13F Information Table Value$148,005




Value
Investment

Security
Class
Cusip
X $1000
Discretion
Sole
Ace Ltd Ord
COM

4362
105302SOLE
105302
Agco Corp.
COM
001084102
472
23450SOLE
23450
Agere Systems Inc-Cl A
COM
00845V100
270
88625SOLE
88625
American Express
COM
025816109
626
12977SOLE
12977
American Intl Group Inc.
COM
026874107
5583
84235SOLE
84235
Ameritrade Hldg Corp.
COM
03074k100
5369
381600SOLE
381600
Amgen
COM
031162100
3582
57966SOLE
57966
Applied Materials
COM
038222105
3397
151300SOLE
151300
ASE Test Ltd
COM
y02516105
563
37600SOLE
37600
Atmel Corp
COM
049513104
724
120500SOLE
120500
Autozone Inc.
COM
053332102
560
6575SOLE
6575
Bankamerica Corp. New
COM
060505104
484
6019.62SOLE
6019.62
Belo Corp. Class A
COM
080555105
1505
53100SOLE
53100
Best Buy
COM
086516101
2501
47880SOLE
47880
Brocade Communications Sys
COM
111621108
352
60900SOLE
60900
Brown Shoe Company Inc.
COM
115736100
387
10200SOLE
10200
Capital One Financial
COM
14040H105
1147
18710SOLE
18710
ChevronTexaco Corp
COM
166764100
442
5112.22SOLE
5112.22
Chicago Mercantile
COM
167760107
1397
19300SOLE
19300
China Life Ins Co. Ltd Adr
ADR
16939P106
2024
61400SOLE
61400
Cisco Systems
COM
17275R102
4869
200437SOLE
200437
CIT Group Inc. A
COM
125581108
719
20000SOLE
20000
Citigroup
COM
172967101
5550
114344.53SOLE
114344.53
Clear Channel Commun Com
COM
184502102
1953
41700SOLE
41700
CNH Global N.V. New
COM
n20935206
564
33950SOLE
33950
Computer Sciences Corp
COM
205363104
1256
28400SOLE
28400
Del Monte Foods Co.
COM
24522p103
1038
99850SOLE
99850
Dicks Sporting Goods Inc.
COM
253393102
4038
82975SOLE
82975
DPS Biotech Holders Trust
COM
09067D201
2882
21300SOLE
21300
EBAY Inc
COM
278642103
1066
16500SOLE
16500
Echostar Comm Corp Cl A
COM
278762109
925
27200SOLE
27200
Exxon Mobil Corporation
COM
30231G102
421
10260.27SOLE
10260.27
Flextronics Int'l
COM

1483
99900SOLE
99900
General Electric
COM
369604103
4245
137015.68SOLE
137015.68
Genesee Wyoming
COM
371559105
849
26950SOLE
26950
Golden West Financial Corp.
COM
381317106
276
2670SOLE
2670
Goldman Sachs Group Inc.
COM
38141G104
578
5850SOLE
5850
Grey Global Group Inc.
COM
39787m108
809
1185SOLE
1185
GTech Holdings Corp
COM
400518106
3244
65550SOLE
65550
Harman Int'l Industries Inc.
COM
413086109
2175
29400SOLE
29400
Harrah's Entertainment
COM
413619107
1687
33900SOLE
33900
Honeywell International Inc.
COM
438516106
563
16850SOLE
16850
IBM
COM
459200101
795
8581.45SOLE
8581.45
Intel Corp
COM
458140100
8267
256740.05SOLE
256740.05
Jacobs Engineering Group Inc.
COM
469814107
3214
66940SOLE
66940
Johnson & Johnson
COM
478160104
945
18297.35SOLE
18297.35
JP Morgan Chase & Co.
COM
46625H100
562
15300SOLE
15300
Liberty Media Corp-A
COM
530718105
352
29624SOLE
29624
Lowes Companies
COM
548661107
1631
29446.57SOLE
29446.57
Martek Bio
COM
572901106
975
15000SOLE
15000
Marvel Technology Group
COM
g5876h105
1356
35750SOLE
35750
Mcgraw Hill Co.
COM
580645109
687
9832.29SOLE
9832.29
Michaels Stores Inc.
COM
594087108
3644
82450SOLE
82450
Microsoft
COM
594918104
3339
121255.42SOLE
121255.42
Mohawk Industries
COM
608190104
1386
19650SOLE
19650
Nextel Comm Inc-Cl A
COM
65332V103
724
25800SOLE
25800
Office Depot
COM
676220106
512
30650SOLE
30650
Omnicare Inc.
COM
681904108
2849
70525SOLE
70525
Petsmart Inc.
COM
716768106
3161
132800SOLE
132800
Pfizer Inc.
COM
717081103
2595
73441.81SOLE
73441.81
Providian Corp
COM
74406A102
3418
293650SOLE
293650
Quest Diagnostics Inc.
COM
74834l100
263
3600SOLE
3600
Royal Dutch
COM
780257804
657
12549SOLE
12549
Staples Inc.
COM
855030102
4131
151324SOLE
151324
Teva Pharmaceutical Inds
COM
881624209
1286
22670SOLE
22670
Total Fina SA Spon ADR
COM
89151E109
282
3050SOLE
3050
Tyco International
COM
902124106
631
23800SOLE
23800
United Technologies
COM
913017109
6257
66019.33SOLE
66019.33
Univision Comm. Cl A
COM
914906102
4392
110655SOLE
110655
Utd Surg. Ptnrs Intl
COM
913016309
725
21640SOLE
21640
Utstarcom, Inc.
COM
918076100
1967
53050SOLE
53050
Williams Sonoma Inc Com
COM
969904101
3242
93250SOLE
93250
WYETH
COM
983024100
2187
51523SOLE
51523
Xilinx Inc.
COM
983919101
1139
29400SOLE
29400
Yellow Roadway Corp.
COM
985509108
1870
51700SOLE
51700
Zale Corp.
COM
988858106
644
12100SOLE
12100
Zimmer Holdings Inc.
COM
989565P102
983
13961SOLE
13961